Summary Of Significant Accounting Policies	6 Months Ended
Jun. 30, 2011
Summary Of Significant Accounting Policies
Summary Of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results may differ from those estimates.

Principles of Consolidation

The consolidated financial statements include the accounts of Zogenix, Inc. and its wholly owned subsidiary Zogenix Europe Limited, which was incorporated under the laws of England and Wales in June 2010. All intercompany transactions and investments have been eliminated in consolidation. Zogenix Europe Limited's functional currency is the U.S. dollar, the reporting currency of its parent.

Unaudited Interim Financial Results

The accompanying interim consolidated balance sheet as of June 30, 2011, the consolidated statements of operations and cash flows for the six months ended June 30, 2011 and 2010 and consolidated statement of convertible preferred stock and stockholders' equity (deficit) for the six months ended June 30, 2011, and the related information contained in the notes to the consolidated financial statements are unaudited. These unaudited interim consolidated financial statements and notes have been prepared on the same basis as the audited financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company's consolidated financial position as of June 30, 2011 and its consolidated results of operations and cash flows for the six months ended June 30, 2011 and 2010. The results of operations for the six months ended June 30, 2011 are not necessarily indicative of the results to be expected for the year ending December 31, 2011 or for any other interim period or for any other future year.

Cash and Cash Equivalents

The Company considers cash equivalents to be only those investments which are highly liquid, readily convertible to cash and which mature within three months from date of purchase.

Restricted Cash

During 2009, the Company had a certificate of deposit for $209,000 as collateral for a letter of credit issued in connection with an operating lease. In December 2009, the requirement for the letter of credit was released in connection with the amendment of the operating lease. In December 2009, the Company issued a letter of credit for $200,000 in connection with another operating lease. The letter of credit is collateralized by a certificate of deposit in the same amount. Restricted cash of $200,000 at December 31, 2010 and 2009 is included in other assets on the consolidated balance sheet.

Accounts Receivable

Trade accounts receivable are recorded at the invoice amount net of allowances for cash discounts for prompt payment. The Company evaluates the collectability of its accounts receivable based on a variety of factors including the length of time the receivables are past due, the financial health of the customer and historical experience. Based upon the review of these factors, the Company did not record an allowance for doubtful accounts at December 31, 2010. The need for bad debt allowance is evaluated each reporting period.

Fair Value Measurements

The carrying amount of financial instruments consisting of cash, trade accounts receivable, prepaid expenses and other current assets, accounts payable, accrued liabilities, accrued compensation, borrowings under the revolving credit facility and current portion of long-term debt included in the Company's consolidated financial statements are reasonable estimates of fair value due to their short maturities. Based on the borrowing rates currently available to the Company for loans with similar terms, management believes the fair value of long-term debt approximates its carrying value.

Authoritative guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1:	Observable inputs such as quoted prices in active markets;

Level 2:	Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3:	Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Assets and liabilities measured at fair value on a recurring basis as of June 30, 2011, December 31, 2010 and 2009 are as follows (in thousands):

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
At June 30, 2011
Assets
Money market fund shares(1)	$2,534	$0	$0	$2,534

At December 31, 2010
Assets
Money market fund shares(1)	$42,615	$0	$0	$42,615

At December 31, 2009
Assets
Money market fund shares(1)	$44,111	$0	$0	$44,111

Liabilities
Convertible preferred stock warrant liability(2)	$0	$0	$5,041	$5,041

(1)	Money market fund shares are included as a component of cash and cash equivalents on the consolidated balance sheet.
(2)	Convertible preferred stock warrants were measured at fair value using either the Black-Scholes option pricing valuation model or a binomial model depending on the characteristics of the warrants.

The following table provides a reconciliation of liabilities measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2010 and 2009 (in thousands):

Convertiable Preferred Stock Warrant Liability
Balance at December 31, 2008	$467
Issuance of convertible preferred stock warrants	3,819
Changes in fair value of warrants	755

Balance at December 31, 2009	5,041
Issuance of convertible preferred stock warrants	2,427
Reclassification of convertible preferred stock warrants to common stock warrants	(743)
Changes in fair value of warrants	(6,725)

Balance at December 31, 2010	$0

Concentration of Credit Risk, Sources of Supply and Significant Customers

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and trade accounts receivable. The Company maintains accounts in federally insured financial institutions in excess of federally insured limits. The Company also maintains investments in money market funds and similar short-term investments that are not federally insured. However, management believes the Company is not exposed to significant credit risk due to the financial position of the depository institutions in which these deposits are held and of the money market funds and other entities in which these investments are made. Additionally, the Company has established guidelines regarding the diversification of its investments and their maturities, which are designed to maintain safety and liquidity.

The Company sells its products primarily to established wholesale distributors in the pharmaceutical industry. Credit is extended based on an evaluation of the customer's financial condition, and collateral is not required. Approximately 87.1% of the trade accounts receivable balance as of December 31, 2010 represents amounts due from three wholesale distributors. The Company evaluates the collectability of its accounts receivable based on a variety of factors including the length of time the receivables are past due, the financial health of the customer and historical experience. Based upon the review of these factors, the Company did not record an allowance for doubtful accounts at June 30, 2011 or December 31, 2010.

The Company relies on third-party manufacturers for the production of Sumavel DosePro and single source third-party suppliers to manufacture several key components of Sumavel DosePro. If the Company's third-party manufacturers are unable to continue manufacturing Sumavel DosePro, or if the Company lost one or more of its single source suppliers used in the manufacturing process, the Company may not be able to meet market demand for its product.

Astellas Pharma US, Inc. (Astellas) provides a significant amount of funding for the advertising and promotional costs for Sumavel DosePro and co-promotes the product in the United States. See Note 3 for more detailed information regarding this collaboration.

Inventory

Inventory is stated at the lower of cost or market. Cost, which includes amounts related to materials, labor and overhead, is determined in a manner which approximates the first-in, first-out (FIFO) method. The Company capitalizes inventory produced in preparation for product launches upon FDA approval when costs are expected to be recoverable through the commercialization of the product. The Company provides reserves for potentially excess, dated or obsolete inventories based on an analysis of inventory on hand and on firm purchase commitments compared to forecasts of future sales.

Property and Equipment, Net

Property and equipment is recorded at cost, net of accumulated depreciation and amortization. Depreciation is calculated on a straight-line basis over the estimated useful lives of the respective assets, as follows:

Computer equipment and software	3 years
Furniture and fixtures	3-7 years
Manufacturing equipment and tooling	3-15 years
Leasehold improvements	Shorter of estimated useful life or lease term

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. There were immaterial charges as a result of impairment losses through June 30, 2011.

Warrants for Convertible Preferred Stock

In accordance with accounting guidance for warrants for shares in redeemable securities, the Company classifies warrants for convertible preferred stock as liabilities on the consolidated balance sheet. The Company adjusts the carrying value of these convertible preferred stock warrants to their estimated fair value at each reporting date with the increases or decreases in the fair value of such warrants recorded as change in fair value of warrant liability in the consolidated statement of operations.

Revenue Recognition

The Company recognizes revenue from the sale of Sumavel DosePro and from license fees and milestones earned on collaborative arrangements. Revenue is recognized when (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred and title has passed, (iii) the price is fixed or determinable and (iv) collectability is reasonably assured.

Product Revenue

The Company sells Sumavel DosePro product in the United States to wholesale pharmaceutical distributors, and on a limited basis to retail pharmacies, or collectively the Company's customers, subject to rights of return within a period beginning six months prior to, and ending 12 months following, product expiration. Given the limited sales history of Sumavel DosePro, the Company currently cannot reliably estimate expected returns of the product at the time of shipment. Accordingly, the Company defers recognition of revenue on product shipments of Sumavel DosePro until the right of return no longer exists, which occurs at the earlier of the time Sumavel DosePro units are dispensed through patient prescriptions or expiration of the right of return. Units dispensed are generally not subject to return, except in the rare cases where the product malfunctions or the product is damaged in transit. The Company estimates patient prescriptions dispensed using an analysis of third-party information, including third-party market research data, information obtained from certain wholesalers with respect to inventory levels at wholesalers and inventory movement and retail pharmacy re-stocking activity. Sumavel DosePro was launched in January 2010 and, accordingly, the Company does not have significant history estimating the number of patient prescriptions dispensed. If the Company underestimates or overestimates patient prescriptions dispensed for a given period, adjustments to revenue may be necessary in future periods.

As a result of this policy, the Company recognized $16,151,000 and $6,118,000 in Sumavel dosePro product revenue from U.S. customers for the six months ended June 30, 2011 and 2010, respectively and $18,647,000 in Sumavel DosePro product revenue from U.S. customers for the year ended December 31, 2010, which is net of estimated wholesaler and retail pharmacy discounts, stocking allowances, prompt pay discounts, chargebacks, rebates and patient discount programs. The Company has a deferred revenue balance of $729,000 and $3,722,000 at June 30, 2011 and December 31, 2010, respectively, for Sumavel DosePro product shipments, which is net of estimated wholesaler and retail pharmacy discounts, stocking allowances, prompt pay discounts, chargebacks, rebates and patient discount programs.

The Company will continue to recognize revenue upon the earlier to occur of prescription units dispensed or expiration of the right of return until it can reliably estimate product returns. The Company expects a change in revenue recognition may not result in a material impact to revenues upon the initial change in methodology as it would contemporaneously recognize an accrual for potential returns on units of Sumavel DosePro sold to wholesalers that remain unconsumed by patients. This amount of the initial accrual for returns will not be known until such time a change in methodology is made. In addition, the costs of manufacturing Sumavel DosePro associated with the deferred revenue are recorded as deferred costs, which are included in inventory, until such time the related deferred revenue is recognized.

Sumavel DosePro is also sold to third parties that license the rights to market and sell the product in territories outside of the United States. Under these arrangements, Sumavel DosePro is sold at a specified transfer price with the right of return available for damaged goods upon receipt or in the event of a recall. All risk for retail and wholesaler fees and discounts, collectability of customer receivables, customer returns and expiration of the product remain with the licensee. The Company also receives royalties on net sales of Sumavel DosePro at a predetermined rate as a pass through of royalties payable to Aradigm. As such, the Company recognizes revenues for product sales under license arrangements upon acceptance of the product (generally at point of shipment). The Company did not recognize any product revenues for the six months ended June 30, 2011 and 2010, respectively, in sales under license arrangements. The Company recognized $422,000 in product revenues for the year ended December 31, 2010 in sales under license arrangements.

Product Sales Allowances

The Company recognizes product sales allowances as a reduction of product sales in the same period the related revenue is recognized. Product sales allowances are based on amounts owed or to be claimed on the related sales. These estimates take into consideration the terms of the Company's agreements with customers and third-party payors and the levels of inventory within the distribution channels that may result in future rebates or discounts taken. In certain cases, such as patient support programs, the Company recognizes the cost of patient discounts as a reduction of revenue based on estimated utilization. If actual future results vary, the Company may need to adjust these estimates, which could have an effect on product revenue in the period of adjustment. The Company's product sales allowances include:

Wholesaler and Retail Pharmacy Discounts.    The Company offers discounts to certain wholesale distributors and retail pharmacies based on contractually determined rates. The Company accrues the discount on shipment to the respective wholesale distributors and retail pharmacies and recognizes the discount as a reduction of revenue in the same period the related revenue is recognized.

Prompt Pay Discounts.    The Company offers cash discounts to its customers, generally 2% of the sales price, as an incentive for prompt payment. The Company accounts for cash discounts by reducing accounts receivable by the full amount and recognizes the discount as a reduction of revenue in the same period the related revenue is recognized.

Chargebacks.    The Company provides discounts primarily to authorized users of the Federal Supply Schedule (FSS) of the General Services Administration under an FSS contract negotiated by the Department of Veterans Affairs and various organizations under Medicaid contracts and regulations. These entities purchase products from the wholesale distributors at a discounted price, and the wholesale distributors then charge back to the Company the difference between the current retail price and the price the entity paid for the product. The Company estimates and accrues chargebacks based on estimated wholesaler inventory levels, current contract prices and historical chargeback activity. Chargebacks are recognized as a reduction of revenue in the same period the related revenue is recognized.

Rebates.    The Company participates in certain rebate programs, which provide discounted prescriptions to qualified insured patients. Under these rebate programs, the Company pays a rebate to the third-party administrator of the program, generally two to three months after the quarter in which prescriptions subject to the rebate are filled. The Company estimates and accrues these rebates based on current contract prices, historical and estimated future percentages of product sold to qualified patients and estimated levels of inventory in the distribution channel. Rebates are recognized as a reduction of revenue in the same period the related revenue is recognized.

Patient Discount Programs.    The Company offers discount card programs to patients for Sumavel DosePro in which patients receive discounts on their prescriptions that are reimbursed by the Company. The Company estimates the total amount that will be redeemed based on levels of inventory in the distribution and retail channels and recognizes the discount as a reduction of revenue in the same period the related revenue is recognized.

Stocking Allowances.    The Company may offer discounts and extended payment terms, generally in the month of the initial commercial launch of a new product, on the first order made by certain wholesale distributors and retail pharmacies based on contractually determined rates. The Company accrues the discount on shipment to the respective wholesale distributors and retail pharmacies and recognizes the discount as a reduction of revenue in the same period the related revenue is recognized.

Contract Revenue

The Company recognizes revenues related to license fees and milestone payments received under its Co-Promotion Agreement with Astellas entered into in July 2009 (Co-Promotion Agreement). Revenue arrangements with multiple deliverables are divided into separate units of accounting if criteria are met, including whether the deliverable has stand-alone value to the customer and the customer has a general right of return relative to the delivered item and delivery or performance of the undelivered item is probable and substantially within the vendor's control. Arrangement consideration is allocated at the inception of the arrangement to all deliverables on the basis of their relative selling price. The selling price for each deliverable is determined using (i) vendor-specific objective evidence of selling price (VSOE), if it exists, (ii) third-party evidence of selling price (TPE) if VSOE does not exist, and (iii) the Company's best estimate of the selling price if neither VSOE nor TPE exists. For transactions entered into prior to January 1, 2011, revenue is recognized for each deliverable based upon the applicable revenue recognition criteria discussed above and upon acceptance of goods or performance of service. Effective January 1, 2011, for new or significantly modified transactions, the Company allocates revenue consideration, excluding contingent consideration, based on the relative selling prices of the separate units of accounting contained within an arrangement containing multiple deliverables.

Collaborative Arrangements

Effective January 1, 2009, the Company implemented new authoritative guidance related to accounting for collaborative arrangements. The new guidance requires that certain transactions between collaborators be recorded in the consolidated statement of operations on either a gross or net basis within revenues or operating expenses, depending on the characteristics of the collaboration relationship, and provides for enhanced disclosure of collaborative relationships. The Company evaluates its collaborative agreements for proper classification of shared expenses, license fees, milestone payments and any reimbursed costs within the consolidated statement of operations based on the nature of the underlying activity. If payments to and from collaborative partners are not within the scope of other authoritative accounting literature, the statement of operations classification for the payments is based on a reasonable, rational analogy to authoritative accounting literature that is applied in a consistent manner. For collaborations relating to commercialized products, if the Company acts as the principal in the sale of goods or services, the Company records revenue and the corresponding operating costs in its respective line items within the consolidated statement of operations based on the nature of the shared expenses. Per authoritative accounting guidance, the principal is the party who is responsible for delivering the product to the customer, has latitude with establishing price and has the risks and rewards of providing product to the customer, including inventory and credit risk. Effective January 1, 2011, for collaborations relating to research or development arrangements the Company will recognize revenue for a payment that is contingent upon the achievement of a substantive milestone in its entirety in the period in which the milestone is achieved.

Research and Development Expenses

All costs of research and development are expensed in the period incurred. Research and development costs primarily consist of salaries and related expenses for personnel, stock-based compensation expense, outside service providers, facilities costs, fees paid to consultants, professional services, travel costs, dues and subscriptions, depreciation and materials used in clinical trials and research and development. The Company expenses costs relating to the purchase and production of pre-approval inventories as research and development expense in the period incurred until FDA approval. The Company received FDA approval for Sumavel DosePro in July 2009, after which it began capitalizing costs as inventory related to the production of Sumavel DosePro, including the cost of materials, third-party manufacturing costs, freight and indirect personnel and other overhead costs.

The Company reviews and accrues clinical trials expenses based on work performed, which relies on estimates of total costs incurred based on completion of patient studies and other events. The Company follows this method since reasonably dependable estimates of the costs applicable to various stages of a research agreement or clinical trial can be made. Accrued clinical development costs are subject to revisions as trials progress to completion. Revisions are charged to expense in the period in which the facts that give rise to the revision become known.

Advertising Expense

The Company records the cost of its advertising efforts when services are performed or goods are delivered. The Company incurred approximately $2,379,000 and $2,885,000 in advertising costs for the six months ended June 30, 2011 and 2010, respectively, and $4,308,000, $1,072,000 and $0 in advertising costs for the years ended December 31, 2010, 2009 and 2008, respectively. At June 30, 2011, December 31, 2010 and 2009, the Company capitalized advertising costs of $6,000, $93,000 and $203,000, respectively, in prepaid and other current assets.

Income Taxes

Deferred tax assets and liabilities are determined based on the differences between the financial reporting and tax basis of assets and liabilities using enacted tax rates which will be in effect when the differences reverse. The Company provides a valuation allowance against net deferred tax assets unless, based upon the available evidence, it is more likely than not that the deferred tax asset will be realized. The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position.

Foreign Currency Transactions

Gains or losses resulting from transactions denominated in foreign currencies are included in other income (expense) in the consolidated statements of operations. The Company recorded gains and losses from foreign currency transactions in other income (expense) of ($103,000) and $139,000, respectively, for the six months ended June 30, 2011 and 2010 and ($111,000), ($416,000), and $63,000 for the years ended December 31, 2010, 2009 and 2008, respectively.

Stock-Based Compensation

Stock-based compensation cost is measured at the grant date, based on the estimated fair value of the award, and is recognized as expense over the employee's requisite service period on a straight-line basis. As of December 31, 2010, there were no outstanding equity awards with market or performance conditions. Equity awards issued to non-employees are recorded at their fair value on the measurement date and are re-measured at each reporting date as the underlying awards vest unless the instruments are fully vested, immediately exercisable and nonforfeitable on the date of grant.

Comprehensive Loss

Comprehensive loss represents all changes in stockholders' equity except those resulting from investments or contributions by stockholders. The Company's other comprehensive loss for 2008 consisted of unrealized losses on available-for-sale securities and is reported in stockholders' equity.

Net Loss per Share

Basic net loss per share is calculated by dividing the net loss by the weighted average number of common shares outstanding for the period reduced by weighted average shares subject to repurchase, without consideration for common stock equivalents. Diluted net loss per share is computed by dividing the net loss by the weighted average number of common share equivalents outstanding for the period determined using the treasury-stock method and as-if converted method, as applicable. For purposes of this calculation, preferred stock, stock options and warrants are considered to be common stock equivalents and are only included in the calculation of diluted net loss per share when their effect is dilutive.

The following table presents the computation of basic and diluted net loss per share (in thousands, except per share amounts):

	Six Months Ended June 30,		Year Ended December 31,
	2011	2010	2010	2009	2008
Numerator
Net loss	$(38,161)	$(49,305)	$(73,564)	$(45,889)	$(45,570)
Denominator
Weighted average common shares outstanding	34,021	1,444	4,267	1,359	1,346
Weighted average shares subject to repurchase	(6)	(127)	(94)	(239)	(481)

Weighted average shares outstanding, basic and diluted	34,015	1,317	4,173	1,120	865

Basic and diluted net loss per share	$(1.12)	$(37.44)	$(17.63)	$(40.97)	$(52.68)

Potentially dilutive securities not included in the calculation of diluted net loss per share because to do so would be anti-dilutive are as follows (in thousands, of common equivalent shares):

	Six Months Ended June 30,		Year Ended December 31,
	2011	2010	2010	2009	2008
Convertible preferred stock	0	0	0	14,240	7,789
Convertible preferred stock warrants	0	0	0	1,389	98
Common stock warrants	283	1,389	257	0	0
Common stock subject to repurchase	2	52	15	190	360
Common stock options and restricted stock units	3,389	1,478	1,479	808	582

	3,674	2,919	1,751	16,627	8,829

Segment Reporting

Management has determined that the Company operates in one business segment, which is the commercialization and development of pharmaceutical products.

Recent Accounting Pronouncements

In October 2009, the Financial Accounting Standards Board (the FASB) issued an Accounting Standard Update which replaced the concept of allocating revenue consideration amongst deliverables in a multiple-element revenue arrangement according to fair value with an allocation based on selling price. The amended guidance also establishes a hierarchy for determining the selling price of revenue deliverables sold in multiple element revenue arrangements. The selling price used for each deliverable will be based on vendor-specific objective evidence ("VSOE") if available, third-party evidence if VSOE is not available, or management's estimate of an element's stand-alone selling price if neither VSOE nor third-party evidence is available. The amendments in this update also require an allocation of selling price amongst deliverables be performed based upon each deliverable's relative selling price to total revenue consideration, rather than on the residual method previously permitted. The updated guidance is effective for the first annual reporting period beginning on or after June 15, 2010, and may be applied retrospectively for all periods presented or prospectively to arrangements entered into or materially modified after the adoption date. The Company prospectively adopted the updated guidance on January 1, 2011 and will apply the amended guidance to revenue arrangements containing multiple deliverables that are entered into or significantly modified on or after January 1, 2011. As the Company did not enter into any new collaborations or materially modify any existing collaborations, adoption of this guidance had no impact on the Company's results of operations for the six months ended June 30, 2011.

In March 2010, the FASB Emerging Issues Task Force (EITF) ratified a new accounting standard which amends guidance on the milestone method of revenue recognition. The EITF concluded that the milestone method is a valid application of the proportional performance model when applied to research or development arrangements. Milestones, as defined per the revised guidance, are (1) events that can only be achieved in whole or in part on either the entity's performance or on the occurrence of a specific outcome resulting in the entity's performance (2) for which there is substantive uncertainty at the date the arrangement is entered into that the event will be achieved and (3) that would result in additional payments being due to the Company. The Company evaluates events under this guidance at the inception of an arrangement to determine the existence of milestones and if they are substantive. This standard allows an entity to make an accounting policy election to recognize a payment that is contingent upon the achievement of a substantive milestone in its entirety in the period in which the milestone is achieved. This standard is effective for fiscal years beginning on or after June 15, 2010 with early adoption permitted. The guidance may be applied prospectively for milestones achieved after the adoption date or retrospectively for all periods presented. The Company adopted this guidance on January 1, 2011 on a prospective basis. Adoption of this guidance did not have a material impact on the Company's results of operations.

In June 2011, the FASB issued an Accounting Standards Update which requires entities to present reclassification adjustments included in other comprehensive income on the face of the financial statements and allows entities to present the total of comprehensive income, the components of net income and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate consecutive statements. It also eliminates the option for entities to present components of other comprehensive income as part of the statement of changes to stockholders equity. The updated guidance is effective for fiscal and interim periods beginning after December 15, 2011, with early adoption permitted. The adoption of this updated standard is not expected to have a material effect on the Company's results of operations.